Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cost:
Computer equipment	$ 267	$ 228
Office furniture	181	136
Laboratory equipment	1,631	1,527
Greenhouse equipment	713	796
Leasehold improvements	2,271	1,517
Vehicles	84	57
Property and Equipment, gross	5,147	4,261
Less: Accumulated depreciation and amortization	(2,818)	(2,854)
Property and Equipment, net	$ 2,329	$ 1,407